Promissory Note (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 27, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 27, 2024	Dec. 15, 2020
Promissory notes
Company issued promissory note					$ 2,400,000	$ 5,000,000
Percentage interest payable						7.00%
Repayment of principal			$ 1,900,000.0	$ 2,500,000
Remaining Principal balance of promissory note		$ 2,500,000
Description of balance Promissory note	unsecured promissory note (the “2023 Promissory Note”) to Sandstorm due December 27, 2024 with interest payable at 8% per annum. The principal of $2.4 million was paid in full on December 27, 2024	repaid in four equal instalments due June 30 and October 1, 2023, and July 1 and October 1, 2024, in addition to amending its interest rate to 8% per annum. Principal of $0.6 million was paid during the year ended December 31, 2023, with the remaining principal of $1.9 million paid in full on December 27, 2024